OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile (2021) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
CITIBANK [Member] | 2021 [Member] | Loans To Exporters [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile (2021) [Line Items]
Tax No.	0-E
Creditor	CITIBANK
Creditor country	U.S.A.
Currency	US$
Nominal values Up to 90 days	$ 114,000
Total nominal value	114,000
Accounting values Up to 90 days	123,366
Total accounting value	$ 123,366
Amortization	At Expiration
Annual Effective rate	2.96%
Annual Nominal rate	2.96%
CITIBANK [Member] | 2021 [Member] | Other Guaranteed Obligations [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile (2021) [Line Items]
Tax No.	0-E
Creditor	CITIBANK
Creditor country	U.S.A.
Currency	US$
Nominal values More than 90 days to one year	$ 600,000
Total nominal value	600,000
Accounting values Up to 90 days	95
Accounting values More than 90 days to one year	600,000
Total accounting value	$ 600,095
Amortization	At Expiration
Annual Effective rate	2.00%
Annual Nominal rate	2.00%
CITIBANK [Member] | 2021 [Member] | Financial Leases [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile (2021) [Line Items]
Tax No.	0-E
Creditor	CITIBANK
Creditor country	U.S.A.
Currency	US$
Nominal values Up to 90 days	$ 19,101
Nominal values More than 90 days to one year	52,371
Nominal values More than one to three years	12,513
Total nominal value	83,985
Accounting values Up to 90 days	19,198
Accounting values More than 90 days to one year	52,371
Accounting values More than one to three years	12,359
Total accounting value	$ 83,928
Amortization	Quarterly
Annual Effective rate	1.37%
Annual Nominal rate	0.79%
ITAU [Member] | 2021 [Member] | Loans To Exporters [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile (2021) [Line Items]
Tax No.	76.645.030-K
Creditor	ITAU
Creditor country	Chile
Currency	US$
Nominal values Up to 90 days	$ 20,000
Total nominal value	20,000
Accounting values Up to 90 days	22,742
Total accounting value	$ 22,742
Amortization	At Expiration
Annual Effective rate	4.20%
Annual Nominal rate	4.20%
HSBC [Member] | 2021 [Member] | Loans To Exporters [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile (2021) [Line Items]
Tax No.	0-E
Creditor	HSBC
Creditor country	England
Currency	US$
Nominal values Up to 90 days	$ 12,000
Total nominal value	12,000
Accounting values Up to 90 days	13,053
Total accounting value	$ 13,053
Amortization	At Expiration
Annual Effective rate	4.15%
Annual Nominal rate	4.15%
CORP BANCA [Member] | 2021 [Member] | Bank Loans [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile (2021) [Line Items]
Tax No.	97.023.000-9
Creditor	CORPBANCA
Creditor country	Chile
Currency	UF
Nominal values Up to 90 days	$ 10,106
Total nominal value	10,106
Accounting values Up to 90 days	11,040
Total accounting value	$ 11,040
Amortization	Quarterly
Annual Effective rate	3.35%
Annual Nominal rate	3.35%
SANTANDER [Member] | 2021 [Member] | Bank Loans [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile (2021) [Line Items]
Tax No.	0-E
Creditor	SANTANDER
Creditor country	Spain
Currency	US$
Nominal values More than one to three years	$ 106,427
Total nominal value	106,427
Accounting values Up to 90 days	135
Accounting values More than one to three years	106,427
Total accounting value	$ 106,562
Amortization	Quarterly
Annual Effective rate	2.80%
Annual Nominal rate	2.80%
CITIBANK [Member] | 2021 [Member] | Bank Loans [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile (2021) [Line Items]
Tax No.	0-E
Creditor	CITIBANK
Creditor country	U.S.A.
Currency	UF
Nominal values Up to 90 days	$ 60,935
Total nominal value	60,935
Accounting values Up to 90 days	64,293
Total accounting value	$ 64,293
Amortization	At Expiration
Annual Effective rate	3.10%
Annual Nominal rate	3.10%
BANCO ESTADO [Member] | 2021 [Member] | Obligations with the public [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile (2021) [Line Items]
Tax No.	97.030.000-7
Creditor	BANCOESTADO
Creditor country	Chile
Currency	UF
Nominal values More than 90 days to one year	$ 159,679
Nominal values More than five years	343,218
Total nominal value	502,897
Accounting values Up to 90 days	49,584
Accounting values More than 90 days to one year	159,679
Accounting values More than five years	355,114
Total accounting value	$ 564,377
Amortization	At Expiration
Annual Effective rate	4.81%
Annual Nominal rate	4.81%
BANK OF NEWYORK [Member] | 2021 [Member] | Obligations with the public [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile (2021) [Line Items]
Tax No.	0-E
Creditor	BANK OF NEW YORK
Creditor country	U.S.A.
Currency	US$
Nominal values More than one to three years	$ 700,000
Nominal values More than three to five years	800,000
Total nominal value	1,500,000
Accounting values Up to 90 days	187,082
Accounting values More than one to three years	698,450
Accounting values More than three to five years	803,289
Total accounting value	$ 1,688,821
Amortization	At Expiration
Annual Effective rate	7.16%
Annual Nominal rate	6.94%
BNP PARIBAS [Member] | 2021 [Member] | Guaranteed Obligations [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile (2021) [Line Items]
Tax No.	0-E
Creditor	BNP PARIBAS
Creditor country	U.S.A.
Currency	US$
Nominal values Up to 90 days	$ 16,079
Nominal values More than 90 days to one year	12,412
Nominal values More than one to three years	34,958
Nominal values More than three to five years	37,891
Nominal values More than five years	97,135
Total nominal value	198,475
Accounting values Up to 90 days	17,926
Accounting values More than 90 days to one year	12,412
Accounting values More than one to three years	34,044
Accounting values More than three to five years	37,466
Accounting values More than five years	96,379
Total accounting value	$ 198,227
Amortization	Quarterly
Annual Effective rate	1.48%
Annual Nominal rate	1.48%
BNP PARIBAS [Member] | 2021 [Member] | Financial Leases [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile (2021) [Line Items]
Tax No.	0-E
Creditor	BNP PARIBAS
Creditor country	U.S.A.
Currency	US$
Nominal values Up to 90 days	$ 7,216
Nominal values More than 90 days to one year	19,537
Nominal values More than one to three years	28,165
Total nominal value	54,918
Accounting values Up to 90 days	7,313
Accounting values More than 90 days to one year	19,537
Accounting values More than one to three years	27,905
Total accounting value	$ 54,755
Amortization	Quarterly
Annual Effective rate	1.56%
Annual Nominal rate	0.96%
MUFG [Member] | 2021 [Member] | Guaranteed Obligations [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile (2021) [Line Items]
Tax No.	0-E
Creditor	MUFG
Creditor country	U.S.A.
Currency	US$
Nominal values Up to 90 days	$ 29,054
Nominal values More than 90 days to one year	11,661
Nominal values More than one to three years	32,639
Nominal values More than three to five years	34,970
Nominal values More than five years	58,388
Total nominal value	166,712
Accounting values Up to 90 days	31,375
Accounting values More than 90 days to one year	11,661
Accounting values More than one to three years	32,188
Accounting values More than three to five years	34,733
Accounting values More than five years	57,983
Total accounting value	$ 167,940
Amortization	Quarterly
Annual Effective rate	1.64%
Annual Nominal rate	1.64%
MUFG [Member] | 2021 [Member] | Other Guaranteed Obligations [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile (2021) [Line Items]
Tax No.	0-E
Creditor	MUFG
Creditor country	U.S.A.
Currency	US$
Nominal values Up to 90 days	$ 7,551
Nominal values More than 90 days to one year	33,131
Nominal values More than one to three years	91,435
Nominal values More than three to five years	24,816
Total nominal value	156,933
Accounting values Up to 90 days	8,259
Accounting values More than 90 days to one year	33,131
Accounting values More than one to three years	91,255
Accounting values More than three to five years	24,816
Total accounting value	$ 157,461
Amortization	Quarterly
Annual Effective rate	1.72%
Annual Nominal rate	1.72%
WILMINGTON TRUST COMPANY [Member] | 2021 [Member] | Guaranteed Obligations [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile (2021) [Line Items]
Tax No.	0-E
Creditor	WILMINGTON TRUST COMPANY
Creditor country	U.S.A.
Currency	US$
Nominal values More than 90 days to one year	$ 2,209
Nominal values More than one to three years	24,703
Nominal values More than three to five years	32,327
Nominal values More than five years	85,119
Total nominal value	144,358
Accounting values More than 90 days to one year	2,209
Accounting values More than one to three years	24,703
Accounting values More than three to five years	32,327
Accounting values More than five years	85,119
Total accounting value	$ 144,358
Amortization	Quarterly/Monthly
Annual Effective rate	3.17%
Annual Nominal rate	1.60%
SWAP Received Aircraft [Member] | 2021 [Member] | Guaranteed Obligations [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile (2021) [Line Items]
Creditor	SWAP Received aircraft
Currency	US$
Nominal values Up to 90 days	$ 10
Total nominal value	10
Accounting values Up to 90 days	10
Total accounting value	$ 10
Amortization	Quarterly
CREDIT AGRICOLE [Member] | 2021 [Member] | Other Guaranteed Obligations [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile (2021) [Line Items]
Tax No.	0-E
Creditor	CREDIT AGRICOLE
Creditor country	France
Currency	US$
Nominal values Up to 90 days	$ 273,199
Total nominal value	273,199
Accounting values Up to 90 days	274,403
Total accounting value	$ 274,403
Amortization	At Expiration
Annual Effective rate	1.82%
Annual Nominal rate	1.82%
CREDIT AGRICOLE [Member] | 2021 [Member] | Financial Leases [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile (2021) [Line Items]
Tax No.	0-E
Creditor	CREDIT AGRICOLE
Creditor country	France
Currency	US$
Nominal values Up to 90 days	$ 682
Nominal values More than 90 days to one year	1,370
Total nominal value	2,052
Accounting values Up to 90 days	694
Accounting values More than 90 days to one year	1,370
Total accounting value	$ 2,064
Amortization	Quarterly
Annual Effective rate	3.68%
Annual Nominal rate	3.23%
Bank of Utah [Member] | 2021 [Member] | Other Guaranteed Obligations [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile (2021) [Line Items]
Tax No.	0-E
Creditor	BANK OF UTAH
Creditor country	U.S.A.
Currency	US$
Nominal values More than 90 days to one year	$ 1,644,876
Total nominal value	1,644,876
Accounting values More than 90 days to one year	1,630,390
Total accounting value	$ 1,630,390
Amortization	At Expiration
Annual Effective rate	22.71%
Annual Nominal rate	12.97%
EXIM BANK [Member] | 2021 [Member] | Other Guaranteed Obligations [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile (2021) [Line Items]
Tax No.	0-E
Creditor	EXIM BANK
Creditor country	U.S.A.
Currency	US$
Nominal values More than three to five years	$ 25,876
Nominal values More than five years	37,014
Total nominal value	62,890
Accounting values Up to 90 days	183
Accounting values More than three to five years	25,876
Accounting values More than five years	37,014
Total accounting value	$ 63,073
Amortization	Quarterly
Annual Effective rate	1.84%
Annual Nominal rate	1.84%
EXIM BANK [Member] | 2021 [Member] | Financial Leases [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile (2021) [Line Items]
Tax No.	0-E
Creditor	EXIM BANK
Creditor country	U.S.A.
Currency	US$
Nominal values More than three to five years	$ 248,354
Nominal values More than five years	284,773
Total nominal value	533,127
Accounting values Up to 90 days	1,771
Accounting values More than three to five years	244,490
Accounting values More than five years	280,341
Total accounting value	$ 526,602
Amortization	Quarterly
Annual Effective rate	2.88%
Annual Nominal rate	2.03%
NATIXIS [Member] | 2021 [Member] | Financial Leases [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile (2021) [Line Items]
Tax No.	0-E
Creditor	NATIXIS
Creditor country	France
Currency	US$
Nominal values Up to 90 days	$ 1,335
Nominal values More than 90 days to one year	15,612
Nominal values More than one to three years	52,010
Nominal values More than three to five years	54,443
Nominal values More than five years	138,058
Total nominal value	261,458
Accounting values Up to 90 days	4,472
Accounting values More than 90 days to one year	15,612
Accounting values More than one to three years	51,647
Accounting values More than three to five years	54,064
Accounting values More than five years	137,430
Total accounting value	$ 263,225
Amortization	Quarterly
Annual Effective rate	2.09%
Annual Nominal rate	2.09%
US BANK [Member] | 2021 [Member] | Financial Leases [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile (2021) [Line Items]
Tax No.	0-E
Creditor	US BANK
Creditor country	U.S.A.
Currency	US$
Nominal values Up to 90 days	$ 16,601
Nominal values More than 90 days to one year	50,373
Nominal values More than one to three years	135,201
Nominal values More than three to five years	17,492
Total nominal value	219,667
Accounting values Up to 90 days	17,755
Accounting values More than 90 days to one year	50,373
Accounting values More than one to three years	127,721
Accounting values More than three to five years	17,188
Total accounting value	$ 213,037
Amortization	Quarterly
Annual Effective rate	4.03%
Annual Nominal rate	2.84%
PK AIRFINANCE [Member] | 2021 [Member] | Financial Leases [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile (2021) [Line Items]
Tax No.	0-E
Creditor	PK AIRFINANCE
Creditor country	U.S.A.
Currency	US$
Nominal values Up to 90 days	$ 800
Nominal values More than 90 days to one year	3,842
Nominal values More than one to three years	11,562
Nominal values More than three to five years	647
Total nominal value	16,851
Accounting values Up to 90 days	903
Accounting values More than 90 days to one year	3,842
Accounting values More than one to three years	11,562
Accounting values More than three to five years	647
Total accounting value	$ 16,954
Amortization	Quarterly
Annual Effective rate	1.88%
Annual Nominal rate	1.88%
Various [Member] | 2021 [Member] | Other Loans [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile (2021) [Line Items]
Tax No.	0-E
Creditor	Various (**)
Currency	US$
Nominal values Up to 90 days	$ 55,819
Total nominal value	55,819
Accounting values Up to 90 days	55,819
Total accounting value	$ 55,819
Amortization	At Expiration
Total [Member] | Other Loans [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Chile (2021) [Line Items]
Creditor	Total
Nominal values Up to 90 days	$ 644,488
Nominal values More than 90 days to one year	2,607,073
Nominal values More than one to three years	1,229,613
Nominal values More than three to five years	1,276,816
Nominal values More than five years	1,043,705
Total nominal value	6,801,695
Accounting values Up to 90 days	911,471
Accounting values More than 90 days to one year	2,592,587
Accounting values More than one to three years	1,218,261
Accounting values More than three to five years	1,274,896
Accounting values More than five years	1,049,380
Total accounting value	$ 7,046,595